BORROWINGS - Schedule of CLNs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Balance	$ 12,823,457	$ 13,000,039
Subsidiaries | Minimum
Debt Instrument [Line Items]
Basis spread (as a percent)	4.15%
Subsidiaries | Maximum
Debt Instrument [Line Items]
Basis spread (as a percent)	13.90%
Total CLNs | Subsidiaries
Debt Instrument [Line Items]
Balance	$ 913,331	$ 1,188,944
Total CLNs | Subsidiaries | Minimum
Debt Instrument [Line Items]
Effective Rate	6.37%	5.86%
Total CLNs | Subsidiaries | Maximum
Debt Instrument [Line Items]
Effective Rate	16.29%	12.34%
CLNs due December 2031 | Subsidiaries
Debt Instrument [Line Items]
Balance	$ 0	$ 33,811
Effective Rate	0.00%	5.86%
Reference Pool	$ 2,000,000	$ 2,000,000
Contractual Residual	36,000	36,000
CLNs due May 2032 | Subsidiaries
Debt Instrument [Line Items]
Balance	$ 17,633	$ 95,552
Effective Rate	12.83%	9.36%
Reference Pool	$ 3,500,000	$ 3,500,000
Contractual Residual	63,000	63,000
CLNs due June 2032 | Subsidiaries
Debt Instrument [Line Items]
Balance	$ 151,561	$ 232,122
Effective Rate	7.89%	7.89%
Reference Pool	$ 2,300,000	$ 2,300,000
Contractual Residual	75,200	75,200
CLNs due August 2032 | Subsidiaries
Debt Instrument [Line Items]
Balance	$ 17,909	$ 86,884
Effective Rate	13.35%	12.34%
Reference Pool	$ 3,500,000	$ 3,500,000
Contractual Residual	63,000	63,000
CLNs due December 2032 | Subsidiaries
Debt Instrument [Line Items]
Balance	$ 57,265	$ 139,681
Effective Rate	15.75%	12.22%
Reference Pool	$ 3,600,000	$ 3,600,000
Contractual Residual	65,300	65,300
CLNs due January 2033 | Subsidiaries
Debt Instrument [Line Items]
Balance	$ 230,646	$ 262,323
Effective Rate	7.03%	7.01%
Reference Pool	$ 2,600,000	$ 2,600,000
Contractual Residual	84,200	84,200
CLNs due June 2033 | Subsidiaries
Debt Instrument [Line Items]
Balance	$ 30,009	$ 56,482
Effective Rate	16.29%	12.04%
Reference Pool	$ 1,100,000	$ 1,100,000
Contractual Residual	22,000	22,000
CLNs due December 2033 | Subsidiaries
Debt Instrument [Line Items]
Balance	$ 100,694	$ 174,448
Effective Rate	9.26%	9.27%
Reference Pool	$ 2,100,000	$ 2,100,000
Contractual Residual	62,300	62,300
CLNs due January 2034 | Subsidiaries
Debt Instrument [Line Items]
Balance	$ 210,832	$ 0
Effective Rate	6.37%	0.00%
Reference Pool	$ 2,000,000
Contractual Residual	61,000
CLNs due February 2052 | Subsidiaries
Debt Instrument [Line Items]
Balance	$ 96,782	$ 107,641
Effective Rate	10.94%	11.46%
Reference Pool	$ 2,500,000	$ 2,500,000
Contractual Residual	$ 5,100	$ 5,100